Cover	Nov. 15, 2021
Cover [Abstract]
Entity Registrant Name	PARKERVISION, INC.
Entity Central Index Key	0000914139
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 15, 2021
Entity Incorporation State Country Code	FL
Entity File Number	000-22904
Entity Tax Identification Number	59-2971472
Entity Address Address Line 1	4446-1A Hendricks Avenue Suite 354
Entity Address City Or Town	Jacksonville
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32207
City Area Code	904
Local Phone Number	732-6100
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	PRKR
Soliciting Material	false
Written Communications	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false